Members’ equity (deficit) (Details Narrative) - Series E Preferred Stock [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Class of Stock [Line Items]
Warrants issued | $	$ 32,500
Issuance of Class B ordinary shares to Sponsor, shares | shares	1,083,008